CAPITAL STOCK (Details 2)	3 Months Ended
Mar. 31, 2025 shares $ / shares
Notes and other explanatory information [abstract]
Number of Options, beginning | shares	0
Weighted Average Exercise Price, beginning | $ / shares	$ 0
Number of Options, Issued | shares	2,150,000
Weighted Average Exercise Price, Issued | $ / shares	$ 0.10
Number of Options, Expired | shares	(250,000)
Weighted Average Exercise Price, Expired | $ / shares	$ 0.10
Number of Options, ending | shares	1,900,000
Weighted Average Exercise Price, ending | $ / shares	$ 0.10